TRADE AND NOTES RECEIVABLES, NET	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
TRADE AND NOTES RECEIVABLES, NET

NOTE 4 — TRADE AND NOTES RECEIVABLES, NET

As of December 31, 2021and 2022, trade and notes receivables, net consist of the following:

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Trade and notes receivables	173,326	160,630	20,593
Less: Provision for doubtful accounts	(58,612)	(59,497)	(7,628)
	114,714	101,133	12,965

As of December 31, 2021 and 2022, included in the Group’s trade and notes receivables were amounts billed of HK$139,018,000 and HK$122,612,000 (approximately US$15,719,000), respectively and unbilled of HK$34,308,000 and HK$38,018,000 (approximately US$4,874,000), respectively.

As of December 31, 2021 and 2022, notes receivable was HK$nil and HK$1,814,000 (approximately US$233,000), respectively. Notes receivables represented the non-interest-bearing commercial bills the Company received from the customers for the purpose of collection of sales amounts, which ranged from 6 to 12 months from the date of issuance. No notes receivable was guaranteed or collateralized.

The following table summarizes the changes in provision for doubtful accounts:

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Beginning balance	48,842	58,612	7,514
Charge to expense	8,211	6,052	776
Exchange difference	1,559	(5,167)	(662)
Ending balance	58,612	59,497	7,628

For the years ended December 31, 2020, 2021 and 2022, provision for doubtful accounts that charged to expense were HK$10,286,000, HK$8,211,000 and HK$6,052,000 (approximately US$776,000), respectively.